UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Ulys, L.L.C.
Address:   750 Lexington Avenue, 30th Floor
           New York, NY 10022


Form 13F File Number: (To be determined after filing)
                      -------------------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Raymond Debbane
Title:   Sole Member
Phone:   (212) 371-1717

Signature, Place and Date of Signing:

/s/ Raymond Debbane                  New York, NY       November 14, 2011
---------------------------------   --------------      -----------------
    [Signature]                     [City, State]             [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
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Form 13F Information Table Entry Total:         67
                                         --------------
Form 13F Information Table Value Total:      $692,557
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number             Name

1       028-11522                        Invus Public Equities Advisors, L.L.C.

2       (To be determined after filing)  Invus Advisors, L.L.C.


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                                                             ULYS, L.L.C.
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended September 30, 2011
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                                                            VALUE   SHRS OR   SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                          --------  -------   ---  ---- ----------  --------   ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC      COM              00484M106   25,948   1,300,000 SH          DEFINED    1          1,300,000
ACORDA THERAPEUTICS INC      COM              00484M106    9,980     500,000 SH   CALL   DEFINED    1            500,000
AFFYMETRIX INC               COM              00826T108   10,780   2,200,000 SH          DEFINED    1          2,200,000
AGENUS INC                   COM              00847G101    1,157   2,460,785 SH          DEFINED    1          2,460,785
AMARIN CORP PLC              SPONS ADR NEW    023111206    6,670     725,000 SH          DEFINED    1            725,000
ARCH COAL INC                COM              039380100    8,748     600,000 SH          DEFINED    1            600,000
AUXILIUM PHARMACEUTICALS INC COM              05334D107   29,228   1,949,800 SH          DEFINED    1          1,949,800
AUXILIUM PHARMACEUTICALS INC COM              05334D107    8,994     600,000 SH   CALL   DEFINED    1            600,000
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401   10,421   3,650,000 SH          DEFINED    1          3,650,000
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401    4,283   1,500,000 SH   CALL   DEFINED    1          1,500,000
BANK OF AMERICA CORPORATION  COM              60505104    10,404   1,700,000 SH   CALL   DEFINED    1          1,700,000
BEAZER HOMES USA INC         COM              07556Q105      755     500,000 SH          DEFINED    1            500,000
BG MEDICINE INC              COM              08861T107      507     142,857 SH          DEFINED    1            142,857
BIODEL INC                   COM              09064M105      628   1,162,962 SH          DEFINED    1          1,162,962
BIOMARIN PHARMACEUTICAL INC  COM              09061G101    4,781     150,000 SH          DEFINED    1            150,000
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107   11,395     650,000 SH          DEFINED    1            650,000
CATERPILLAR INC DEL          COM              149123101    7,384     100,000 SH   CALL   DEFINED    1            100,000
CISCO SYS INC                COM              17275R102    7,750     500,000 SH          DEFINED    1            500,000
CISCO SYS INC                COM              17275R102   23,250   1,500,000 SH   CALL   DEFINED    1          1,500,000
CITIGROUP INC                UNIT 99/99/9999  172967416    3,424      43,000 SH          DEFINED    1             43,000
CITIGROUP INC                COM NEW          172967424   10,246     400,000 SH          DEFINED    1            400,000
EHEALTH INC                  COM              28238P109      717      52,481 SH          SOLE                     52,481
EXPRESS SCRIPTS INC          COM              302182100   15,907     429,100 SH          DEFINED    1            429,100
EXPRESS SCRIPTS INC          COM              302182100    9,268     250,000 SH   CALL   DEFINED    1            250,000
FLUIDIGM CORP DEL            COM              34385P108    4,359     312,899 SH          DEFINED    2            312,899
FORD MTR CO DEL              COM PAR $0.01    345370860    9,670   1,000,000 SH          DEFINED    1          1,000,000
FREEPORT-MCMORAN COPPER & GO COM              35671D857    3,045     100,000 SH          DEFINED    1            100,000
FURIEX PHARMACEUTICALS INC   COM              36106P101    9,250     650,000 SH          DEFINED    1            650,000
GOLDMAN SACHS GROUP INC      COM              38141G104   18,976     200,700 SH          DEFINED    1            200,700
GOLDMAN SACHS GROUP INC      COM              38141G104   14,183     150,000 SH   CALL   DEFINED    1            150,000
GOOGLE INC                   CL A             38259P508   25,752      50,000 SH          DEFINED    1             50,000
HCA HOLDINGS INC             COM              40412C101   17,136     850,000 SH          DEFINED    1            850,000
HCA HOLDINGS INC             COM              40412C101   12,096     600,000 SH   CALL   DEFINED    1            600,000
IMMUNOGEN INC                COM              45253H101    5,206     475,000 SH          DEFINED    1            475,000
IRONWOOD PHARMACEUTICALS INC COM CL A         46333X108    2,342     216,879 SH          DEFINED    2            216,879
LAMAR ADVERTISING CO         CL A             512815101    3,832     225,000 SH          DEFINED    1            225,000
LEXICON PHARMACEUTICALS INC  COM              528872104    3,580   3,891,108 SH          DEFINED    1          3,891,108
LEXICON PHARMACEUTICALS INC  COM              528872104  120,922 131,436,780 SH          DEFINED    2        131,436,780
LEXICON PHARMACEUTICALS INC  COM              528872104   27,400  29,782,609 SH          SOLE                 29,782,609
MARTIN MARIETTA MATLS INC    COM              573284106   12,644     200,000 SH          DEFINED    1            200,000
MARTIN MARIETTA MATLS INC    COM              573284106   12,644     200,000 SH   CALL   DEFINED    1            200,000
MEDCO HEALTH SOLUTIONS INC   COM              58405U102    4,689     100,000 SH          DEFINED    1            100,000
MERITOR INC                  COM              59001K100    7,060   1,000,000 SH          DEFINED    1          1,000,000
METLIFE INC                  COM              59156R108   21,008     750,000 SH          DEFINED    1            750,000
METLIFE INC                  COM              59156R108    5,602     200,000 SH   CALL   DEFINED    1            200,000
MICROMET INC                 COM              59509C105    1,200     250,000 SH          DEFINED    1            250,000
MICROVISION INC DEL          *W EXP 07/23/201 594960163       76     360,515 SH          DEFINED    1            360,515
MINDRAY MEDICAL INTL LTD     SPON ADR         602675100    7,673     325,000 SH          DEFINED    1            325,000
MORGAN STANLEY               COM NEW          617446448   12,159     900,000 SH          DEFINED    1            900,000
MORGAN STANLEY               COM NEW          617446448    6,755     500,000 SH   CALL   DEFINED    1            500,000
NEKTAR THERAPEUTICS          COM              640268108   13,338   2,750,000 SH          DEFINED    1          2,750,000
NEKTAR THERAPEUTICS          COM              640268108    4,850   1,000,000 SH   CALL   DEFINED    1          1,000,000
OCCIDENTAL PETE CORP DEL     COM              674599105    7,150     100,000 SH   CALL   DEFINED    1            100,000
ONYX PHARMACEUTICALS INC     COM              683399109   10,504     350,000 SH          DEFINED    1            350,000
ONYX PHARMACEUTICALS INC     COM              683399109   12,004     400,000 SH   CALL   DEFINED    1            400,000
PACIFIC BIOSCIENCES CALIF IN COM              69404D108      203      63,100 SH          DEFINED    1             63,100
PFIZER INC                   COM              717081103    8,840     500,000 SH   CALL   DEFINED    1            500,000
PMI GROUP INC                COM              69344M101      400   2,000,000 SH          DEFINED    1          2,000,000
QUALCOMM INC                 COM              747525103    7,295     150,000 SH          DEFINED    1            150,000
QUALCOMM INC                 COM              747525103    4,863     100,000 SH   CALL   DEFINED    1            100,000
SIMCERE PHARMACEUTICAL GROUP SPON ADR         82859P104      897      90,300 SH          DEFINED    1             90,300
SMART TECHNOLOGIES INC       CL A SUB VTG S   83172R108    4,613   1,098,369 SH          DEFINED    1          1,098,369
TATA MTRS LTD                SPONSORED ADR    876568502    3,076     200,000 SH          DEFINED    1            200,000
UNITED RENTALS INC           COM              911363109    2,526     150,000 SH          DEFINED    1            150,000
WELLS FARGO & CO NEW         COM              949746101   12,060     500,000 SH          DEFINED    1            500,000
WELLS FARGO & CO NEW         COM              949746101    7,236     300,000 SH   CALL   DEFINED    1            300,000
YOUKU COM INC                SPONSORED ADR    98742U100      818      50,000 SH          DEFINED    1             50,000

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